Taxation	12 Months Ended
Dec. 31, 2023
Taxation
Taxation

21.          Taxation

(i)           Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)          British Virgin Islands (“BVI”)

Subsidiaries in the BVI are exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

(iii)        Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong for the years ended December 31, 2021, 2022 and 2023, respectively.

21.          Taxation (Continued)

(iv)         Singapore

Subsidiaries incorporated in Singapore were subject to 17% of their taxable income.

(v)          PRC Enterprise Income Tax (“EIT”)

The EIT is calculated based on the taxable income determined under the PRC laws and accounting standards.

Under the EIT Law, foreign invested enterprises and domestic enterprises are subject to a unified EIT rate of 25%. In accordance with the implementation rules of the EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%.

Shenzhen Xunlei, Onething, Wangwenhua and Xunlei Computer have been recognized as HNTE and entitled to preferential tax rate of 15% for the years ended December 31, 2021, 2022 and 2023. In addition, Onething was established in Qianhai Shenzhen Hongkong Modern Service Industry Cooperation Zone and met the requirements set out by the local authorities, accordingly it is also entitled to a preferential tax rate of 15% for the years ended December 31, 2021, 2022 and 2023.

Jiangxi Node was qualified for a preferential tax rate of 15% for the years ended December 31, 2021, 2022 and 2023. The preferential tax rate is awarded to companies which are located in the West Regions of China and operate in certain encouraged industries. This qualification needs to be assessed on an annual basis.

Certain subsidiaries of the Group or VIE’s subsidiaries in the PRC have been granted certain tax concessions to small scale entities by tax authorities in the PRC whereby the subsidiaries operating in the respective region are entitled to tax concessions. Jiangxi Node was also qualified for small scale entities for the year ended December 31, 2023, it elected to apply the tax concession accordingly. The remaining PRC subsidiaries and VIE’s subsidiaries are subject to a 25% EIT rate.

According to a policy of the PRC State Tax Bureau, enterprises that engage in research and development activities are entitled to claim 175% of the research and development expenses incurred in a year as tax deductible expenses in determining their tax assessable profits for that year (“Super Deduction”) from January 1, 2018. In addition, enterprises that engage in research and development activities are allowed to claim 200% of the research and development expenses incurred during October 1, 2022 to December 31, 2023 as tax deductible expenses in determining their tax assessable profits, based on the policy announced by the PRC State Tax Bureau in September 2022 and March 2023.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC are subject to PRC withholding tax, or WHT, at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty arrangement). The 10% WHT is generally applicable to any dividends to be distributed from Giganology Shenzhen and Xunlei Computer to the Company out of any profits of Giganology Shenzhen and Xunlei Computer derived after January 1, 2008. Up to December 31, 2023, both Giganology Shenzhen and Xunlei Computer did not declare any dividend to the parent company and have determined that they have no present plan to declare and pay any dividends. The Group currently plans to continue to reinvest its subsidiaries’ undistributed earnings, if any, in its operations in China indefinitely. Accordingly, no withholding income tax was accrued or required to be accrued for the years ended December 31, 2021, 2022 and 2023.

21.          Taxation (Continued)

(v)PRC Enterprise Income Tax (“EIT”) (Continued)

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2022 and 2023, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

The current and deferred portions of income tax (benefits)/expenses included in the consolidated statements of operations are as follows:

	Years ended December 31,
(In thousands)	2021	2022	2023
Current income tax expenses	53	4,450	4,559
Deferred income tax benefits	(178)	(382)	(428)
Income tax (benefits)/expenses	(125)	4,068	4,131

The aggregate amount and per share effect of the tax holidays and concession are as follows:

	Years ended December 31,
	2021	2022	2023
Aggregate dollar effect (in thousands)	4,100	5,243	5,121
Per share effect—basic	0.01	0.02	0.02
Per share effect—diluted	0.01	0.02	0.02

The reconciliation of total tax (benefits)/expenses computed by applying the respective statutory income tax rates to pre-tax income is as follows:

	Years ended December 31,
(In thousands)	2021	2022	2023
Income tax expenses/(benefits) at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	246	5,047	3,965
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	2,571	1,640	1,615
Non-deductible expenses	47	468	306
Effect of Super Deduction	(2,262)	(2,594)	(3,609)
Effect of tax holidays and tax concessions	(4,100)	(5,243)	(5,121)
Change in valuation allowance of deferred tax assets	3,507	4,709	7,170
Others	(134)	41	(195)
Income tax (benefits)/expenses	(125)	4,068	4,131

21.          Taxation (Continued)

(v)PRC Enterprise Income Tax (“EIT”) (Continued)

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances of December 31, 2022 and 2023 are as follows:

(In thousands)	December 31, 2022	December 31, 2023
Deferred tax assets, non-current portion:
Net operating losses carried forward (note a)	41,240	49,921
Impairment of long-term equity investments	3,972	493
Provision of allowance for expected credit losses	1,841	1,071
Others	383	861
Valuation allowance (note b)	(47,223)	(51,868)
Deferred tax assets, net	213	478

Deferred tax liabilities:
Deferred credit arising from an asset acquisition	(687)	(513)

Notes:

(a)	As of December 31, 2023, the accumulated net operating loss of USD5,795,000 of the Group’s subsidiaries incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of USD241,049,000, mainly arose from the Company’s subsidiaries, the VIE and VIE’s subsidiaries established in the PRC, can be carried forward to offset future taxable income and will expire during the period from 2024 to 2030.
(b)	The deferred tax liabilities balances are expected to be recoverable as follows:

(In thousands)	December 31, 2022	December 31, 2023
Within one year	165	162
After one year	522	351
Total	687	513

Movement of valuation allowance is as follows:

	Years ended December 31,
(In thousands)	2021	2022	2023
Beginning balance	40,924	45,580	47,223
Additions	3,507	5,931	7,406
Reversals	—	(1,222)	(236)
Exchange difference	1,149	(3,066)	(2,525)
Ending balance	45,580	47,223	51,868

For the years ended December 31, 2021, 2022 and 2023, valuation allowance was provided for net operating loss carryforwards from certain subsidiaries, the VIE and VIE’s subsidiaries because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of future taxable income of those companies.

As of December 31, 2023, the tax returns of the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries for tax years 2019 through 2023 are still open to examination, the tax returns of FUNI for tax years 2022 and 2023 are still open to examination.